Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2017 - USD ($) $ in Thousands	Total	Redeemable Non-controlling Interest	Common Stock	Common Stock and Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Loss	Non-controlling Interests
Beginning Balance at Dec. 31, 2016	$ 4,089,293			$ 887,075	$ 22,893	$ (10,603)	$ 3,189,928
Beginning Balance, Shares at Dec. 31, 2016	86,149,975		86,150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ (113,768)				(125,408)		11,640
Reclassification of redeemable non-controlling interest in net income	(12,670)						(12,670)
Other comprehensive income (loss)	(841)					556	(1,397)
Dividends declared	(72,712)				(9,457)		(63,255)
Reinvested dividends	2			2
Reinvested dividends, Shares			1,000
Employee stock compensation and other (note 8)	3,702			3,702
Employee stock compensation and other (note 8), Shares			108,000
Dilution gains on equity issuances of subsidiaries (note 4)	36,090				36,090
Changes to non-controlling interest from equity contributions and other	(15,313)					(8)	(15,305)
Ending Balance at Jun. 30, 2017	$ 3,913,783			$ 890,779	$ (75,882)	$ (10,055)	$ 3,108,941
Ending Balance, Shares at Jun. 30, 2017	86,259,246		86,259,000
Beginning balance at Dec. 31, 2016		$ 249,102
Increase (Decrease) in Temporary Equity [Roll Forward]
Reclassification of redeemable non-controlling interest in net income		12,670
Dividends declared		(13,206)
Changes to non-controlling interest from equity contributions and other		1,212
Ending balance at Jun. 30, 2017		$ 249,778